Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Share option reserve [Member]	Reserves [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Total equity attributable to the equity holders of the Company [Member]	Non-controlling interests [Member]	Total
Balance at Mar. 31, 2020	$ 243,926	$ 15,038	$ 25,409	$ (61,589)	$ 145,898	$ 368,682	$ 70,290	$ 438,972
Balance (in Shares) at Mar. 31, 2020	173,816,834
Options exercised	$ 4,824	(1,286)				3,538		3,538
Options exercised (in Shares)	1,553,338
Restricted share units vested	$ 1,449	(1,449)
Restricted share units vested (in Shares)	372,372
Share-based compensation		4,307				4,307		4,307
Dividends declared					(4,368)	(4,368)		(4,368)
Acquisition of La Yesca							9,250	9,250
Contribution from non-controlling interests							2,500	2,500
Distribution to non-controlling interests							(3,239)	(3,239)
Comprehensive income				49,039	46,376	95,415	19,353	114,768
Balance at Mar. 31, 2021	$ 250,199	16,610	25,409	(12,550)	187,906	467,574	98,154	565,728
Balance (in Shares) at Mar. 31, 2021	175,742,544
Options exercised	$ 2,528	(620)				1,908		1,908
Options exercised (in Shares)	797,083
Restricted share units vested	$ 2,717	(2,717)
Restricted share units vested (in Shares)	566,172
Share-based compensation		6,096				6,096		6,096
Dividends declared					(4,413)	(4,413)		(4,413)
Distribution to non-controlling interests							(5,096)	(5,096)
Contribution to reserves			425		(425)
Comprehensive income				10,597	30,634	41,231	14,660	55,891
Balance at Mar. 31, 2022	$ 255,444	$ 19,369	$ 25,834	$ (1,953)	$ 213,702	$ 512,396	$ 107,718	$ 620,114
Balance (in Shares) at Mar. 31, 2022	177,105,799